Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member]		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
ASSETS
Cash		$ 39	¥ 262	¥ 4,037,883
Short-term investment				661,824
Stable coins		998	6,771
Crypto assets		391,758	2,658,117
Amounts due from the Group’s entities		965,026	6,547,801	3,216,456
Prepaid expenses and other current assets		6,825,366	46,310,793	26,863,500
Other non-current assets				4,931,108
Investment in subsidiaries		1,455,617	9,876,508	17,118,074
TOTAL ASSETS		9,638,804	65,400,252	56,828,845
LIABILITIES
Accrued expenses and other current liabilities		695,184	4,716,895	6,258
TOTAL LIABILITIES		695,184	4,716,895	6,258
SHAREHOLDERS’ EQUITY
Ordinary Shares (US$0.01 par value per share; 5,000,000 and 10,000,000 shares authorized as of June 30, 2025 and 2026; 220,000 and 821,300 shares issued and outstanding as of June 30, 2025 and 2026, respectively)*	[1]	8,180	55,503	14,177
Additional paid-in capital		21,207,817	143,897,160	107,349,192
Share subscription receivable		(1,875)	(12,720)	(12,720)
Accumulated deficits		(11,918,444)	(80,867,834)	(49,761,797)
Accumulated other comprehensive loss		(352,058)	(2,388,752)	(766,265)
Total Wetour Robotics Limited’s shareholders’ equity		8,943,620	60,683,357	56,822,587
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 9,638,804	¥ 65,400,252	¥ 56,828,845

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization and reverse share splits. (Note 13).